4. CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

5. CONVERTIBLE NOTES PAYABLE, NET

Convertible Notes Payable, Net consisted of the following at September 30, 2018:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net:
November 2014 10% Convertible Notes (due July 1, 2019)	$612,811	$(56,098)	$556,713	$6,668
December 2016 10% Convertible Notes (due July 1, 2019)	379,780	(34,766)	345,014	3,275
Total Convertible Notes Payable, Net	$992,591	$(90,864)	$901,727	$9,943

During the six months ended September 30, 2018, we recorded interest expense of $49,630 related to the contractual interest rates of our convertible notes and interest expense of $60,574 related to the amortization of the note discount for a total interest expense of $110,204 related to our convertible notes in the six months ended September 30, 2018. All of the unamortized discount at September 30, 2018 related to the note discount established upon the June 2017 amendment to the November 2014 10% Convertible Notes and to the December 2016 10% Convertible Notes (see below).

Convertible Notes Payable, Net consisted of the following at March 31, 2018:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net – Non-Current Portion:
November 2014 10% Convertible Notes (due July 1, 2019)	$612,811	$(93,590)	$519,221	$34,386
December 2016 10% Convertible Notes (due July 1, 2019)	379,780	(57,848)	321,932	21,315
Total Convertible Notes Payable, Net	$992,591	$(151,438)	$841,153	$55,701

During the six months ended September 30, 2017, we recorded interest expense of $62,826 related to the contractual interest rates of our convertible notes and interest expense of $185,089 related to the amortization of the note discount for a total interest expense of $247,915 related to our convertible notes in the six months ended September 30, 2017. All of the unamortized discount at March 31, 2018 related to the note discount established upon the June 2017 amendment to both the November 2014 10% Convertible Notes and the December 2016 10% Convertible Notes (see below).

NOVEMBER 2014 10% CONVERTIBLE NOTES

In November 2014, we entered into a subscription agreement with two accredited investors providing for the issuance and sale of (i) convertible promissory notes in the aggregate principal amount of $527,780 (the “Notes”) and (ii) five year warrants to purchase up to 47,125 shares of common stock at a fixed exercise price of $8.40 per share (the “Warrants”). These Notes bear interest at the annual rate of 10% and originally matured on April 1, 2016.

The aggregate gross cash proceeds to us were $415,000 after subtracting legal fees of $35,000, a $27,780 due diligence fee and an original issuance discount of $50,000. We recorded deferred financing costs of $112,780 to reflect the legal fees, due diligence fee and original issuance discount and will amortize those costs over the life of the Notes using the effective interest method.

These Notes are convertible at the option of the holders into shares of our common stock at a fixed price of $5.60 per share, for up to an aggregate of 94,246 shares of common stock. There are no registration requirements with respect to the shares of common stock underlying the Notes or the Warrants.

The estimated relative fair value of Warrants issued in connection with the Notes was recorded as a debt discount and is amortized as additional interest expense over the term of the underlying debt. We recorded debt discount of $240,133 based on the relative fair value of these Warrants. In addition, as the effective conversion price of the Notes was less than market price of the underlying common stock on the date of issuance, we recorded an additional debt discount of $287,647 related to the beneficial conversion feature.

Initial Amendment of the November 2014 10% Convertible Note Terms

On November 12, 2015, we entered into an amendment of terms (“Amendment of Terms”) with the two investors that participated in the November 2014 10% Convertible Notes. The Amendment of Terms modified the terms of the subscription agreement, Notes and Warrants held by those investors to, among other things, extended the maturity date of the Notes from April 1, 2016 to June 1, 2016, temporarily reduced the number of shares that we must reserve with respect to conversion of the Notes, and temporarily suspended the time period during which one of the investors may exercise its Warrants. In exchange for the investors’ agreements in the Amendment of Terms, we paid one of the investors a cash fee of $90,000, which we recorded as deferred financing costs and amortized over the remaining term of the notes.

Second Amendment and Extension of the November 2014 10% Convertible Notes

On June 27, 2016, we and certain investors entered into further Amendments (the “Amendments”) to the Notes and the Warrants. The Amendments provide that the Maturity Date (as defined in the Notes) was extended from June 1, 2016 to July 1, 2017 and that the conversion price per share of the Notes was reduced from $5.60 per share of common stock to $5.00 per share of common stock. In addition, we reduced the purchase price (as defined in the Warrants) from $8.40 per share to $5.00 per share of common stock. In connection with these modifications, each of the investors signed a Consent and Waiver providing its consent under certain restrictive provisions, and waiving certain rights, including a right to participate in certain offerings made by us, under a Securities Purchase Agreement dated June 23, 2015, (the “2015 SPA”) to which we, the investors and certain other investors are parties, in order to facilitate an at-the-market equity program (see Note 6).

The Amendments also increase the principal amount of the Notes to $692,811 (in the aggregate) to (i) include accrued and unpaid interest through June 15, 2016, and (ii) increase the principal amount by $80,000 (in the aggregate) as an extension fee for the extended maturity date of the Notes. With respect to each Note, we entered into an Allonge to Convertible Promissory Note (each, an “Allonge”) reflecting the changes in the principal amount, Maturity Date and conversion price of the Note.

We also issued to the investors new warrants (the “New Warrants”) to purchase an aggregate of 30,000 shares of common stock with a Purchase Price (as defined in the New Warrants) of $5.00 per share of common stock. We issued the New Warrants in substantially the same form as the prior Warrants, and the New Warrants will expire on November 6, 2019, the same date on which the prior Warrants will expire.

The modification of the Notes was evaluated under FASB Accounting Standards Codification (“ASC”) Topic No. 470-50-40, “Debt Modification and Extinguishments” (“ASC 470-50-40”). Therefore, according to the guidance, the instruments were determined to be substantially different, and the transaction qualified for extinguishment accounting. As a result, we recorded a loss on debt extinguishment of $536,889 and recognized an extension fee expense of $80,000, which are included in other (income) expenses in the accompanying condensed consolidated statements of operations. The debt extinguishment is comprised from the fair value of prior warrants issued in connection with the Notes of $287,676, as well as $325,206 related to beneficial conversion feature and offset by debt discount of $75,993. The beneficial conversion feature is a result of the effective conversion price of the new Notes being less than the market price of the underlying common stock on the date of modification.

Third Amendment and Extension of the November 2014 10% Convertible Notes

In connection with the issuance of the December 2016 10% Convertible Notes, the conversion price of the November 2014 10% Convertible Notes was reduced from $5.00 to $4.00 per share and the expiration date of the November 2014 10% Convertible Notes was extended from July 1, 2017 to July 1, 2018.

The modification of the Notes was evaluated under ASC 470-50-40 and the instruments were determined to be substantially different, and the transaction qualified for extinguishment accounting. As a result, we recorded a gain on debt extinguishment of $58,691, which is included in other (income) expenses in the accompanying condensed consolidated statements of operations. The recording of the modified Notes resulted in a beneficial conversion of $233,748 which is the result of the effective conversion price of the new Notes being less than the market price of the underlying common stock on the date of modification.

June 2017 Amendment to the November 2014 10% Convertible Notes

In June 2017, we agreed with the holders of the November 2014 10% Convertible Notes to an extension of the expiration dates of the notes from July 1, 2018 to July 1, 2019 in exchange for the reduction of the conversion price of those notes from $4.00 per share to $3.00 per share. The modification of the Notes was evaluated under ASC 470-50-40 and the instruments were determined to be substantially different, and the transaction qualified for extinguishment accounting. Under the extinguishment accounting we recorded a loss on debt extinguishment of $178,655 and recalculated a revised debt discount on the notes.

The following table shows the changes to the principal balance of the November 2014 10% Convertible Notes:

Activity in the November 2014 10% Convertible Notes
Initial principal balance	$527,780
Increase in principal balance under the second amendment (see above)	165,031
Conversions during the fiscal year ended March 31, 2017	(80,000)
Balance as of September 30, 2018 and March 31, 2018	$612,811

DECEMBER 2016 10% CONVERTIBLE NOTES

In December 2016, we entered into a securities purchase agreement (the “Securities Purchase Agreement”) with two accredited investors (collectively, the “Holders”), pursuant to which the Holders purchased an aggregate of $680,400 principal amount of Notes (inclusive of due diligence fee of $30,000 deemed paid as a subscription amount in the form of a Note in the principal amount of $32,400) for an aggregate cash subscription amount of $600,000 and (b) warrants to purchase 127,575 shares of Common Stock (collectively, the “Warrants”).

The Notes bear interest at the rate of 10% per annum, and the principal amount and all accrued and unpaid interest thereon is convertible into shares of our common stock at a $4.00 per share conversion price, which is subject to customary adjustment provisions for stock splits, dividends, recapitalizations and the like. The Notes mature on July 1, 2018 and are subject to customary and usual terms for events of default and the like. Each Holder has contractually agreed to restrict its ability to convert its Note such that the number of shares of the Common Stock held by the Holder and its affiliates after such exercise does not exceed 4.99% of our then issued and outstanding shares of Common Stock.

The Warrants issued to the Holders are exercisable for a period of five years from the date of issuance at an exercise price of $4.50, subject to adjustment. A Holder may exercise a Warrant by paying the exercise price in cash or by exercising the Warrant on a cashless basis. In the event a Holder exercises a Warrant on a cashless basis, we will not receive any proceeds. The exercise price of the Warrants is subject to customary adjustments provision for stock splits, stock dividends, recapitalizations and the like. Each Holder has contractually agreed to restrict its ability to exercise its Warrant such that the number of shares of the Common Stock held by the Holder and its affiliates after such exercise does not exceed 4.99% of our then issued and outstanding shares of Common Stock.

The estimated relative fair value of Warrants issued in connection with the Notes was recorded as a debt discount and is being amortized as additional interest expense over the term of the underlying debt. We recorded debt discount of $232,718 based on the relative fair value of these Warrants. In addition, as the effective conversion price of the Notes was less than market price of the underlying common stock on the date of issuance, we recorded an additional debt discount of $262,718 related to the beneficial conversion feature. We also recorded deferred financing costs of $102,940, which was composed of an 8% original issue discount of $50,400, a $30,000 due diligence fee (which was paid in the form of a note), $22,500 in legal fees, and a $40 bank charge. The combination of the above items led to a combined discount against the convertible notes of $598,376.

June 2017 Amendment to the December 2016 10% Convertible Notes

In June 2017, we agreed with the holders of the December 2016 10% Convertible Notes to an extension of the expiration dates of the notes from July 1, 2018 to July 1, 2019 in exchange for the reduction of the conversion price of those notes from $4.00 per share to $3.00 per share. The modification of the notes was evaluated under ASC 470-50-40 and the instruments were determined to be substantially different, and the transaction qualified for extinguishment accounting. Under the extinguishment accounting we recorded a loss on debt extinguishment of $198,254 and recalculated a revised debt discount on the notes.

The following table shows the changes to the principal balance of the December 2016 10% Convertible Notes:

Activity in the December 2016 10% Convertible Notes
Initial principal balance	$680,400
Conversions during the fiscal year ended March 31, 2018	(300,620)
Balance as of September 30, 2018 and March 31, 2018	$379,780

4. CONVERTIBLE NOTES PAYABLE

Convertible Notes Payable, Net consisted of the following at March 31, 2018:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net – Non-Current Portion:
November 2014 10% Convertible Notes (due July 1, 2019)	$612,811	$(93,590)	$519,221	$34,386
December 2016 10% Convertible Notes (due July 1, 2019)	379,780	(57,848)	321,932	21,315
Total Convertible Notes Payable, Net	$992,591	$(151,438)	$841,153	$55,701

During the fiscal year ended March 31, 2018, we recorded interest expense of $112,456 related to the contractual interest rates of our convertible notes and interest expense of $245,664 related to the amortization of the note discount for a total interest expense of $358,120 related to our convertible notes in the fiscal year ended March 31, 2018. All of the unamortized discount at March 31, 2018 related to the note discount established upon the second amendment to the November 2014 10% Convertible Notes and to the December 2016 10% Convertible Notes (see below). Accrued interest is included in other current liabilities (see Note 7).

Convertible Notes Payable, Net consisted of the following at March 31, 2017:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net – Non-Current Portion:
November 2014 10% Convertible Notes (due July 1, 2019)	$612,811	$(275,363)	$337,448	$2,555
December 2016 10% Convertible Notes (due July 1, 2019)	680,400	(498,648)	181,752	2,836
Total Convertible Notes Payable, Net	$1,293,211	$(774,011)	$519,200	$5,391

During the fiscal year ended March 31, 2017, we recorded interest expense of $81,102 related to the contractual interest rates of our convertible notes, interest expense of $27,641 related to the amortization of deferred financing costs and interest expense of $192,798 related to the amortization of the note discount for a total interest expense of $301,541 related to our convertible notes in the fiscal year ended March 31, 2017. All of the unamortized discount at December 31, 2016 related to the note discount established upon the second amendment to the November 2014 10% Convertible Notes and to the December 2016 10% Convertible Notes (see below). Accrued interest is included in other current liabilities (see Note 7).

NOVEMBER 2014 10% CONVERTIBLE NOTES

In November 2014, we entered into a subscription agreement with two accredited investors providing for the issuance and sale of (i) convertible promissory notes in the aggregate principal amount of $527,780 (the “Notes”) and (ii) five year warrants to purchase up to 47,125 shares of common stock at a fixed exercise price of $8.40 per share (the “Warrants”). These Notes bear interest at the annual rate of 10% and originally matured on April 1, 2016.

The aggregate gross cash proceeds to us were $415,000 after subtracting legal fees of $35,000, a $27,780 due diligence fee and an original issuance discount of $50,000. We recorded deferred financing costs of $112,780 to reflect the legal fees, due diligence fee and original issuance discount and will amortize those costs over the life of the Notes using the effective interest method.

These Notes are convertible at the option of the holders into shares of our common stock at a fixed price of $5.60 per share, for up to an aggregate of 94,246 shares of common stock. There are no registration requirements with respect to the shares of common stock underlying the Notes or the Warrants.

The estimated relative fair value of Warrants issued in connection with the Notes was recorded as a debt discount and is amortized as additional interest expense over the term of the underlying debt. We recorded debt discount of $240,133 based on the relative fair value of these Warrants. In addition, as the effective conversion price of the Notes was less than market price of the underlying common stock on the date of issuance, we recorded an additional debt discount of $287,647 related to the beneficial conversion feature.

Initial Amendment of the November 2014 10% Convertible Note Terms

On November 12, 2015, we entered into an amendment of terms (“Amendment of Terms”) with the two investors that participated in the November 2014 10% Convertible Notes. The Amendment of Terms modified the terms of the subscription agreement, Notes and Warrants held by those investors to, among other things, extended the maturity date of the Notes from April 1, 2016 to June 1, 2016, temporarily reduced the number of shares that we must reserve with respect to conversion of the Notes, and temporarily suspended the time period during which one of the investors may exercise its Warrants. In exchange for the investors’ agreements in the Amendment of Terms, we paid one of the investors a cash fee of $90,000, which we recorded as deferred financing costs and amortized over the remaining term of the notes.

Second Amendment and Extension of the November 2014 10% Convertible Notes

On June 27, 2016, we and certain investors entered into further Amendments (the “Amendments”) to the Notes and the Warrants. The Amendments provide that the Maturity Date (as defined in the Notes) was extended from June 1, 2016 to July 1, 2017 and that the conversion price per share of the Notes was reduced from $5.60 per share of common stock to $5.00 per share of common stock. In addition, we reduced the purchase price (as defined in the Warrants) from $8.40 per share to $5.00 per share of common stock. In connection with these modifications, each of the investors signed a Consent and Waiver providing its consent under certain restrictive provisions, and waiving certain rights, including a right to participate in certain offerings made by us, under a Securities Purchase Agreement dated June 23, 2015, (the “2015 SPA”) to which we, the investors and certain other investors are parties, in order to facilitate an at-the-market equity program (see Note 6).

The Amendments also increase the principal amount of the Notes to $692,811 (in the aggregate) to (i) include accrued and unpaid interest through June 15, 2016, and (ii) increase the principal amount by $80,000 (in the aggregate) as an extension fee for the extended maturity date of the Notes. With respect to each Note, we entered into an Allonge to Convertible Promissory Note (each, an “Allonge”) reflecting the changes in the principal amount, Maturity Date and conversion price of the Note.

We also issued to the investors new warrants (the “New Warrants”) to purchase an aggregate of 30,000 shares of common stock with a Purchase Price (as defined in the New Warrants) of $5.00 per share of common stock. We issued the New Warrants in substantially the same form as the prior Warrants, and the New Warrants will expire on November 6, 2019, the same date on which the prior Warrants will expire.

The modification of the Notes was evaluated under FASB Accounting Standards Codification (“ASC”) Topic No. 470-50-40, “Debt Modification and Extinguishments” (“ASC 470-50-40”). Therefore, according to the guidance, the instruments were determined to be substantially different, and the transaction qualified for extinguishment accounting. As a result, we recorded a loss on debt extinguishment of $536,889 and recognized an extension fee expense of $80,000, which are included in other (income) expenses in the accompanying condensed consolidated statements of operations. The debt extinguishment is comprised from the fair value of prior warrants issued in connection with the Notes of $287,676, as well as $325,206 related to beneficial conversion feature and offset by debt discount of $75,993. The beneficial conversion feature is a result of the effective conversion price of the new Notes being less than the market price of the underlying common stock on the date of modification.

Third Amendment and Extension of the November 2014 10% Convertible Notes

In connection with the issuance of the December 2016 10% Convertible Notes, the conversion price of the November 2014 10% Convertible Notes was reduced from $5.00 to $4.00 per share and the expiration date of the November 2014 10% Convertible Notes was extended from July 1, 2017 to July 1, 2018.

The modification of the Notes was evaluated under ASC 470-50-40 and the instruments were determined to be substantially different, and the transaction qualified for extinguishment accounting. As a result, we recorded a gain on debt extinguishment of $58,691, which is included in other (income) expenses in the accompanying condensed consolidated statements of operations. The recording of the modified Notes resulted in a beneficial conversion of $233,748 which is the result of the effective conversion price of the new Notes being less than the market price of the underlying common stock on the date of modification.

June 2017 Amendment to the November 2014 10% Convertible Notes

In June 2017, we agreed with the holders of the November 2014 10% Convertible Notes to an extension of the expiration dates of the notes from July 1, 2018 to July 1, 2019 in exchange for the reduction of the conversion price of those notes from $4.00 per share to $3.00 per share. The modification of the Notes was evaluated under ASC 470-50-40 and the instruments were determined to be substantially different, and the transaction qualified for extinguishment accounting. Under the extinguishment accounting we recorded a loss on debt extinguishment of $178,655 and recalculated a revised debt discount on the notes.

The following table shows the changes to the principal balance of the November 2014 10% Convertible Notes:

Activity in the November 2014 10% Convertible Notes
Initial principal balance	$527,780
Increase in principal balance under the second amendment (see above)	165,031
Conversions during the fiscal year ended March 31, 2017	(80,000)
Balance as of March 31, 2017 & March 31, 2018	$612,811

DECEMBER 2016 10% CONVERTIBLE NOTES

In December 2016, we entered into a securities purchase agreement (the “Securities Purchase Agreement”) with two accredited investors (collectively, the “Holders”), pursuant to which the Holders purchased an aggregate of $680,400 principal amount of Notes (inclusive of due diligence fee of $30,000 deemed paid as a subscription amount in the form of a Note in the principal amount of $32,400) for an aggregate cash subscription amount of $600,000 and (b) warrants to purchase 127,575 shares of Common Stock (collectively, the “Warrants”).

The Notes bear interest at the rate of 10% per annum, and the principal amount and all accrued and unpaid interest thereon is convertible into shares of our common stock at a $4.00 per share conversion price, which is subject to customary adjustment provisions for stock splits, dividends, recapitalizations and the like. The Notes mature on July 1, 2018 and are subject to customary and usual terms for events of default and the like. Each Holder has contractually agreed to restrict its ability to convert its Note such that the number of shares of the Common Stock held by the Holder and its affiliates after such exercise does not exceed 4.99% of our then issued and outstanding shares of Common Stock.

The Warrants issued to the Holders are exercisable for a period of five years from the date of issuance at an exercise price of $4.50, subject to adjustment. A Holder may exercise a Warrant by paying the exercise price in cash or by exercising the Warrant on a cashless basis. In the event a Holder exercises a Warrant on a cashless basis, we will not receive any proceeds. The exercise price of the Warrants is subject to customary adjustments provision for stock splits, stock dividends, recapitalizations and the like. Each Holder has contractually agreed to restrict its ability to exercise its Warrant such that the number of shares of the Common Stock held by the Holder and its affiliates after such exercise does not exceed 4.99% of our then issued and outstanding shares of Common Stock.

The estimated relative fair value of Warrants issued in connection with the Notes was recorded as a debt discount and is being amortized as additional interest expense over the term of the underlying debt. We recorded debt discount of $232,718 based on the relative fair value of these Warrants. In addition, as the effective conversion price of the Notes was less than market price of the underlying common stock on the date of issuance, we recorded an additional debt discount of $262,718 related to the beneficial conversion feature. We also recorded deferred financing costs of $102,940, which was composed of an 8% original issue discount of $50,400, a $30,000 due diligence fee (which was paid in the form of a note), $22,500 in legal fees, and a $40 bank charge. The combination of the above items led to a combined discount against the convertible notes of $598,376.

June 2017 Amendment to the December 2016 10% Convertible Notes

In June 2017, we agreed with the holders of the December 2016 10% Convertible Notes to an extension of the expiration dates of the notes from July 1, 2018 to July 1, 2019 in exchange for the reduction of the conversion price of those notes from $4.00 per share to $3.00 per share. The modification of the notes was evaluated under ASC 470-50-40 and the instruments were determined to be substantially different, and the transaction qualified for extinguishment accounting. Under the extinguishment accounting we recorded a loss on debt extinguishment of $198,254 and recalculated a revised debt discount on the notes.

The following table shows the changes to the principal balance of the December 2016 10% Convertible Notes:

Activity in the December 2016 10% Convertible Notes
Initial principal balance	$680,400
Conversions during the fiscal year ended March 31, 2018	(300,620)
Balance as of March 31, 2018	$379,780